Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Bank Borrowings
Non-current	$ 26,839	$ 26,818
Weighted average interest rate for outstanding bank borrowings	2.59%	3.30%